Note P - Income Taxes (Details) - Reconciliation of the Effective Income Tax Rate	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the Effective Income Tax Rate [Abstract]
US Federal statutory income tax rate	34.00%	34.00%
Permanent differences	831.00%	(4.00%)
Alternative minimum tax	0.00%	1.00%
Effect of net operating loss	(865.00%)	(30.00%)
Effective tax rate	0.00%	1.00%